Unaudited Pro Forma Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012
PernixConsolidatedHistorical
Accumulated depreciation	$ 1,041,671
Deferred tax assets, valuation allowances noncurrent	15,926,895
Preferred stock, par value	$ 0.01
Preferred Stock, Liquidation Preference, Value	170,000.00
Preferred stock, shares authorized	50,000,000
Preferred stock, issued	170,000
Preferred stock, outstanding	170,000
Common stock, par value	$ 0.01
Common stock, shares authorized	200,000,000
Common stock, issued	9,403,697
Common stock, outstanding	9,403,697
PernixProFormaConsolidated
Accumulated depreciation	806,849
Deferred tax assets, valuation allowances noncurrent	22,103,132
Preferred stock, par value	$ 0.01
Preferred Stock, Liquidation Preference, Value	$ 170,000.00
Preferred stock, shares authorized	50,000,000
Preferred stock, issued	170,000
Preferred stock, outstanding	170,000
Common stock, par value	$ 0.01
Common stock, shares authorized	200,000,000
Common stock, issued	9,403,697
Common stock, outstanding	9,403,697